Basis of Presentation and Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2020
Basis of Presentation and Significant Accounting Policies [Abstract]
Gains and Losses on Sale of Specified Categories of Investments
The following table presents gains and losses on the specified categories of investments for the periods indicated (dollars in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
Realized gain (loss) on RMBS, net
Gain on RMBS	$513	$-	$18,663	$-
Loss on RMBS	(2,282)	-	(37,975)	-
Net realized gain (loss) on RMBS	(1,769)	-	(19,312)	-
Realized gain (loss) on derivatives, net	4,558	(365)	(14,198)	(7,841)
Unrealized gain (loss) on derivatives, net	(4,581)	(3,819)	47,619	(12,091)
Realized loss on investments in MSRs, net	(11,347)	-	(11,347)	-
Unrealized loss on investments in Servicing Related Assets	(17,025)	(44,042)	(110,878)	(71,217)
Realized gain (loss) on acquired assets, net	(548)	-	(502)	-
Total	$(30,712)	$(48,226)	$(108,618)	$(91,149)